Subsequent Events (Details) - USD ($)	1 Months Ended
	Mar. 16, 2020	Feb. 25, 2020	Dec. 31, 2019	Mar. 29, 2019
Subsequent Events (Textual)
Issued shares				112
Common Class A [Member] | 2017 Share Option Plan [Member]
Subsequent Events (Textual)
Issued shares			5,500,000
Subsequent Event [Member]
Subsequent Events (Textual)
Exercise price		$ 7.40
Gross proceeds		$ 10,000,000
Subsequent Event [Member] | 2017 Share Option Plan [Member]
Subsequent Events (Textual)
Granted share options to employees, external consultants and advisors	554,882
Exercise price	$ 2.99
Subsequent Event [Member] | Warrents Placement Agent [Member]
Subsequent Events (Textual)
Exercise price		$ 8.88
Issued shares		43,243
Subsequent Event [Member] | Warrants [Member]
Subsequent Events (Textual)
Issued shares		1,351,350
Subsequent Event [Member] | Warrants [Member] | SevenYears [Member]
Subsequent Events (Textual)
Exercise price		$ 7.40
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events (Textual)
Issued shares		1,351,350